ASSET RETIREMENT OBLIGATION ("ARO") (Tables)	12 Months Ended
Dec. 31, 2022
ASSET RETIREMENT OBLIGATION ("ARO")
Schedule of changes in asset retirement obligation

($ thousands)	December 31, 2022	December 31, 2021
Balance, beginning of year	$132,814	$102,325
Change in estimates	48,419	26,586
Property acquisition and development activity	3,985	1,304
Bruin acquisition (Note 3)	—	21,964
Dunn County acquisition (Note 3)	—	5,880
Divestments (Note 3)	(58,284)	(13,525)
Settlements	(17,401)	(12,951)
Government assistance	(1,744)	(4,594)
Accretion expense	6,873	5,825
Balance, end of year	$114,662	$132,814